Share-based Payment - Summary of Share-based Compensation Expense (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense recognized in profit or loss	R$ 96,212	R$ 58,406	R$ 65,939
Stock option programs [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense recognized in profit or loss	1,627	5,826	5,972
Stock grant programs [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense recognized in profit or loss	R$ 94,585	R$ 52,580	R$ 59,967